Consolidated Statements of Stockholders' Equity (Deficiency) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Jun. 26, 2001
Capital contribution at inception (June 27, 2001)		$ 10			$ 10
Net loss				(170,592)	(170,592)
Balance at Dec. 31, 2001		10		(170,592)	(170,582)
Sale of common stock for cash	2,790	(2,320)			470
Sale of common stock for cash (in Shares)	2,789,954
Issuance of common stock for technology license	705	148,151			148,856
Issuance of common stock for technology license (in Shares)	704,534
Net loss				(618,137)	(618,137)
Balance (in Shares)	3,494,488
Balance at Dec. 31, 2002	3,495	145,841		(788,729)	(639,393)
Sale of common stock for cash	1,229	2,458,380			2,459,609
Sale of common stock for cash (in Shares)	1,229,278
Net loss				(947,804)	(947,804)
Balance (in Shares)	4,723,766
Balance at Dec. 31, 2003	4,724	2,604,221		(1,736,533)	872,412
Sale of common stock for cash and stock subscription receivable	1,483	2,988,436	(2,750,000)		239,919
Sale of common stock for cash and stock subscription receivable (in Shares)	1,482,605
Cash payments received on stock subscription receivable			750,000		750,000
Issuance of common stock for technology license	49	99,951			100,000
Issuance of common stock for technology license (in Shares)	49,420
Net loss				(2,351,828)	(2,351,828)
Balance (in Shares)	6,255,791
Balance at Dec. 31, 2004	6,256	5,692,608	(2,000,000)	(4,088,361)	(389,497)
Cash payments received on stock subscription receivable			1,500,000		1,500,000
Net loss				(1,611,086)	(1,611,086)
Balance (in Shares)	6,255,791
Balance at Dec. 31, 2005	6,256	5,692,608	(500,000)	(5,699,447)	(500,583)
Cash payments received on stock subscription receivable			500,000		500,000
Conversion of preferred stock to common stock	3,551	1,071,565			1,075,116
Conversion of preferred stock to common stock (in Shares)	3,550,851
Common stock issued in connection with merger	4,360	1,708,489			1,712,849
Common stock issued in connection with merger (in Shares)	4,359,891
Issuance of common stock for cashless warrant exercise	57	(57)
Issuance of common stock for cashless warrant exercise	56,825
Net loss				(584,166)	(584,166)
Balance (in Shares)	14,223,358
Balance at Dec. 31, 2006	14,224	8,472,605		(6,283,613)	2,203,216
Sale of common stock for cash	407	3,162,543			3,162,950
Sale of common stock for cash (in Shares)	406,729
Issuance of common stock upon stock option exercise	2	4,998			5,000
Issuance of common stock upon stock option exercise (in Shares)	2,471
Stock-based compensation expense		1,518,496			1,518,496
Net loss				(4,241,796)	(4,241,796)
Balance (in Shares)	14,632,558
Balance at Dec. 31, 2007	14,633	13,158,642		(10,525,409)	2,647,866
Sale of common stock for cash	176	1,364,824			1,365,000
Sale of common stock for cash (in Shares)	176,129
Transactions related to common stock purchase agreement with Fusion Capital	130	405,961			406,091
Transactions related to common stock purchase agreement with Fusion Capital (in Shares)	130,290
Stock-based compensation - Stock options		1,798,169			1,798,169
Stock-based compensation - Consultant warrants		146,880			146,880
Stock-based compensation - Issuance of common stock for services	10	73,990			74,000
Stock-based compensation - Issuance of common stock for services (in Shares)	10,000
Net loss				(3,728,187)	(3,728,187)
Balance (in Shares)	14,948,977
Balance at Dec. 31, 2008	14,949	16,948,466		(14,253,596)	2,709,819
Transactions related to common stock purchase agreement with Fusion Capital	216	1,519,784			1,520,000
Transactions related to common stock purchase agreement with Fusion Capital (in Shares)	216,261
Sale of common stock for cash upon exercise of stock purchase warrant	463	1,499,537			1,500,000
Sale of common stock for cash upon exercise of stock purchase warrant (in Shares)	462,826
Stock-based compensation - Stock options		1,221,764			1,221,764
Stock-based compensation - Consultant warrants		45,401			45,401
Stock-based compensation - Issuance of common stock for services	5	31,495			31,500
Stock-based compensation - Issuance of common stock for services (in Shares)	4,500
Cash payments received on stock subscription receivable					3,020,000
Net loss				(3,284,252)	(3,284,252)
Balance (in Shares)	15,632,564
Balance at Dec. 31, 2009	15,633	21,266,447		(17,537,848)	3,744,232
Issuance of common stock in lieu of cash payment	12	89,988			90,000
Issuance of common stock in lieu of cash payment (in Shares)	12,000
Stock-based compensation - Stock options		575,662			575,662
Stock-based compensation - Consultant warrants		121,057			121,057
Stock-based compensation - Issuance of common stock for services	10	53,803			53,813
Stock-based compensation - Issuance of common stock for services (in Shares)	10,500
Fractional share payout upon reverse split		(1,210)			(1,210)
Fractional share payout upon reverse split (in Shares)	(218)
Net loss				(2,747,328)	(2,747,328)
Balance (in Shares)	15,654,846
Balance at Dec. 31, 2010	15,655	22,105,747		(20,285,176)	1,836,226
Sale of common stock for cash	659	440,551			441,210
Sale of common stock for cash (in Shares)	658,520
Stock-based compensation - Stock options		463,752			463,752
Stock-based compensation - Consultant warrants		159,245			159,245
Stock-based compensation - Issuance of common stock for services	129	149,871			150,000
Stock-based compensation - Issuance of common stock for services (in Shares)	129,245
Cash payments received on stock subscription receivable					404,410
Net loss				(2,346,826)	(2,346,826)
Balance (in Shares)	16,442,611
Balance at Dec. 31, 2011	$ 16,443	$ 23,319,166		$ (22,632,002)	$ 703,607